Equity Incentive Plan	6 Months Ended
Jun. 30, 2012
Equity Incentive Plan (Abstract)
Equity Incentive Plan
12.           Equity Incentive Plan:

On February 8, 2007, the Company's Board of Directors adopted a resolution approving the terms and provisions of the Company's Equity Incentive Plan (2007 Plan). The Plan is designed to provide certain key persons, whose initiative and efforts are deemed to be important to the successful conduct of the business of the Company with incentives to enter into and remain in the service of the Company, acquire a propriety interest in the success of the Company, maximize their performance and enhance the long-term performance of the Company.

Under the 2007 Plan, officers, key employees, directors and consultants of Star Bulk and its subsidiaries will be eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. Star Bulk has reserved a total of 2,000,000 shares of common stock for issuance under the plan, subject to adjustment for changes in capitalization as provided in the 2007 Plan.

On February 23, 2010, the Company's Board of Directors approved the Company's new Equity Incentive Plan (the 2010 Plan). The Company has reserved a total of 2,000,000 shares of common stock for issuance under the 2010 Plan, subject to adjustment for changes in capitalization as provided in the 2010 Plan. All provisions of the 2010 Plan are similar with the 2007 Plan provisions.

On August 31, 2011, the Board of Directors adopted the 2011 Equity Incentive Plan, under which officers, key employees, directors and consultants of the Company and its subsidiaries are eligible to receive options to acquire shares of common stock, stock appreciation rights, restricted stock and other stock-based or stock-denominated awards. The Company reserved a total of 2,000,000 shares of common stock for issuance under the 2011 Equity Incentive Plan, subject to adjustment for changes in capitalization as provided in such plan.

On February 7, 2011, 420,000 common shares were granted to Mr. Spyros Capralos, the Company's new Chief Executive Officer, pursuant to the terms of consultancy agreement with an entity owned and controlled by him. The shares vest in three equal installments οn February 7, 2012, 2013 and 2014. The fair value of each share was $2.45 and has been determined by reference to the closing price of the Company's common stock on the grant date.

On May 12, 2011 248,000 restricted non-vested common shares and 80,000 common shares were granted to the former Chief Financial Officer pursuant to an agreement dated May 12, 2011 covering the terms of his severance. The respective stock based compensation was fully amortized at the date of his resignation by August 31, 2011. The fair value of each share was $2.30 and has been determined by reference to the closing price of the Company's common stock on the grant date.

On January 17, 2012, 1,360,000 restricted common shares were granted to certain directors, officers, employees of the Company and its subsidiaries under the 2010 and 2011 Equity Incentive Plans. The fair value of each share was $0.90 and has been determined by reference to the closing price of the Company's common stock on the grant date. As of June 30, 2012, these shares have vested in full.

All non-vested shares are conditional upon the grantee's continued service as an employee of the Company, or as a director until the applicable vesting date. The grantee does not have the right to vote such non-vested shares until they vest or exercise any right as a shareholder of these shares, however, the non-vested shares pay dividends as declared.

The Company estimates the forfeitures of non-vested shares to be immaterial. The shares which are issued in accordance with the terms of the Company's Equity Incentive Plans remain restricted until they vest. For the six month periods ended June 30, 2011 and 2012, stock based compensation was $628 and $1,402, respectively, and is included under "General and administrative expenses" in the accompanying unaudited interim condensed consolidated statements of operations.

A summary of the status of the Company's non- vested shares as of June 30, 2012 and the movement during the six months ended June 30, 2012, is presented below.

	Number of shares of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2012	420,000	$2.45
Granted	1,360,000	0.90
Vested	1,500,000	1.04
Unvested as at June 30, 2012	280,000	$2.45

As of June 30, 2012, there was $288 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Equity Incentive Plans. That cost is expected to be recognized over a remaining weighted average period of 1.24 years.